SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (72,707)	¥ (516,202)	¥ (567,270)	¥ (238,079)
Net cash used in investing activities	49,479	351,294	351,628	(1,814,560)
Net cash provided by/ (used in) financing activities			(52,765)	2,444,749
Effect of foreign currency exchange rate changes on cash	2,831	20,092	138,795	(36,235)
Net increase/(decrease) in cash and restricted cash	(20,397)	(144,816)	(129,612)	355,875
Cash and restricted cash at the beginning of the year	74,264	527,265	656,877	301,002
Cash and restricted cash at the end of the year	$ 53,867	382,449	527,265	656,877
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities		(133,979)	(290,137)	(13,099)
Net cash used in investing activities		(569,407)	(335,194)	(1,397,584)
Net cash provided by/ (used in) financing activities			(47,474)	2,685,674
Effect of foreign currency exchange rate changes on cash		31,168	73,275	(58,740)
Net increase/(decrease) in cash and restricted cash		(672,218)	(599,530)	1,216,251
Cash and restricted cash at the beginning of the year		778,215	1,377,745	161,494
Cash and restricted cash at the end of the year		¥ 105,997	¥ 778,215	¥ 1,377,745